Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings) (Details) - CAD ($)
$ in Millions
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 961,989	$ 957,873
Allowance for loan losses	8,689	8,094
Loan and acceptances, net of allowance	953,300	949,779
Trading loans at fair value	30,000	24,000
Non-trading loans at fair value	300	3,000
Total loans	126,369	93,897
Allowance for loan losses	8,689	8,094
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	315,063	331,649
Allowance for loan losses	357	365	$ 403
Loan and acceptances, net of allowance	314,706	331,284
Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	259,033	228,382
Allowance for loan losses	2,193	2,049
Loan and acceptances, net of allowance	256,840	226,333
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	41,662	40,639
Allowance for loan losses	2,292	2,097
Loan and acceptances, net of allowance	39,370	38,542
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	346,231	357,203
Allowance for loan losses	3,847	3,583
Loan and acceptances, net of allowance	342,384	353,620
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	838,302	787,285
Allowance for off-balance sheet credit instruments	1,052	1,043
Total off-balance sheet credit instruments, net of allowance	837,250	786,242
Undrawn component of uncommitted credit and liquidity commitments [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	67,000	66,000
Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	401,000	384,000
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	862,929	862,652
Allowance for loan losses	2,739	2,470
Loan and acceptances, net of allowance	860,190	860,182
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	291,739	303,794
Allowance for loan losses	102	116	154
Loan and acceptances, net of allowance	291,637	303,678
Stage 1 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	221,558	198,481
Allowance for loan losses	699	667
Loan and acceptances, net of allowance	220,859	197,814
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,740	34,356
Allowance for loan losses	743	704
Loan and acceptances, net of allowance	34,997	33,652
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	313,892	326,021
Allowance for loan losses	1,195	983
Loan and acceptances, net of allowance	312,697	325,038
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	822,346	769,522
Allowance for off-balance sheet credit instruments	470	439
Total off-balance sheet credit instruments, net of allowance	821,876	769,083
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	93,640	90,272
Allowance for loan losses	4,362	4,082
Loan and acceptances, net of allowance	89,278	86,190
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,346	27,090
Allowance for loan losses	175	189	192
Loan and acceptances, net of allowance	22,171	26,901
Stage 2 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36,401	28,911
Allowance for loan losses	1,220	1,120
Loan and acceptances, net of allowance	35,181	27,791
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,354	5,708
Allowance for loan losses	1,089	1,015
Loan and acceptances, net of allowance	4,265	4,693
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,539	28,563
Allowance for loan losses	1,878	1,758
Loan and acceptances, net of allowance	27,661	26,805
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	15,613	17,511
Allowance for off-balance sheet credit instruments	566	593
Total off-balance sheet credit instruments, net of allowance	15,047	16,918
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,420	4,949
Allowance for loan losses	1,588	1,542
Loan and acceptances, net of allowance	3,832	3,407
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	978	765
Allowance for loan losses	80	60	$ 57
Loan and acceptances, net of allowance	898	705
Stage 3 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,074	990
Allowance for loan losses	274	262
Loan and acceptances, net of allowance	800	728
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	568	575
Allowance for loan losses	460	378
Loan and acceptances, net of allowance	108	197
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,800	2,619
Allowance for loan losses	774	842
Loan and acceptances, net of allowance	2,026	1,777
Stage 3 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	343	252
Allowance for off-balance sheet credit instruments	16	11
Total off-balance sheet credit instruments, net of allowance	327	241
With no allowance for loan losses [member] | Impaired loans [member] | Business and government and residential mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	273	259
Insured [member] | Mortgages [member] | Business and government and residential mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	69,000	71,000
Low risk [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	221,933	238,756
Low risk [Member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	113,101	103,795
Low risk [Member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,015	6,918
Low risk [Member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	320,223	269,599
Low risk [Member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	221,168	238,101
Low risk [Member] | Stage 1 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	110,513	101,171
Low risk [Member] | Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,011	6,902
Low risk [Member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	318,759	268,234
Low risk [Member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	765	655
Low risk [Member] | Stage 2 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,588	2,624
Low risk [Member] | Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4	16
Low risk [Member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,464	1,365
Normal risk [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	78,608	78,938
Normal risk [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	95,693	78,159
Normal risk [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,341	11,902
Normal risk [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	63,711	94,908
Normal risk [member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	70,217	65,318
Normal risk [member] | Stage 1 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	75,881	66,105
Normal risk [member] | Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,222	11,714
Normal risk [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	62,564	93,576
Normal risk [member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,391	13,620
Normal risk [member] | Stage 2 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,812	12,054
Normal risk [member] | Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	119	188
Normal risk [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,147	1,332
Medium risk [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,841	9,984
Medium risk [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36,549	33,540
Medium risk [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,682	14,030
Medium risk [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	17,676	19,809
Medium risk [member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	351	370
Medium risk [member] | Stage 1 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,757	27,188
Medium risk [member] | Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,780	12,908
Medium risk [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	16,381	18,562
Medium risk [member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,490	9,614
Medium risk [member] | Stage 2 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,792	6,352
Medium risk [member] | Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	902	1,122
Medium risk [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,295	1,247
High risk [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,094	3,553
High risk [Member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,064	12,310
High risk [Member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,475	7,651
High risk [Member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	2,374	2,307
High risk [Member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3	5
High risk [Member] | Stage 1 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,407	4,017
High risk [Member] | Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,727	2,832
High risk [Member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,282	1,126
High risk [Member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,700	3,201
High risk [Member] | Stage 2 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,209	7,881
High risk [Member] | Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,329	4,382
High risk [Member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,092	1,181
High risk [Member] | Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	391	347
High risk [Member] | Stage 3 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	448	412
High risk [Member] | Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	419	437
High risk [Member] | Stage 3 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Investment grade or low normal risk [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	139,670	158,527
Investment grade or low normal risk [member] | Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	139,518	158,425
Investment grade or low normal risk [member] | Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	152	102
Non investment grade or medium risk [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	187,125	178,743
Non investment grade or medium risk [member] | Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	173,836	166,892
Non investment grade or medium risk [member] | Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,289	11,851
Watch and classified or high risk [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,713	17,403
Watch and classified or high risk [member] | Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	538	704
Watch and classified or high risk [member] | Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,098	16,610
Watch and classified or high risk [member] | Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	77	89
Non investment grade or lower risk [member] | Canadian government insured [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,000	6,000
Non investment grade or lower risk [member] | Guaranteed by government agencies [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,000	24,000
Investment grade [Member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	319,274	287,830
Investment grade [Member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	319,274	287,830
Investment grade [Member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Non investment grade [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	109,646	106,834
Non investment grade [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	103,936	99,866
Non investment grade [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	5,710	6,968
Watch and classified [Member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	5,055	5,746
Watch and classified [Member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	150	328
Watch and classified [Member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	4,905	5,418
Watch and classified [Member] | Stage 3 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Default [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	587	418
Default [Member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	626	578
Default [Member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	149	138
Default [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,723	2,530
Default [Member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Default [Member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	343	252
Default [Member] | Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	587	418
Default [Member] | Stage 3 [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	626	578
Default [Member] | Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	149	138
Default [Member] | Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,723	2,530
Default [Member] | Stage 3 [member] | Off-balance sheet credit risks [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Default [Member] | Stage 3 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	$ 343	$ 252